Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Receivables from third-party payment agencies	19,162	42,282
Prepaid marketing expenses	25,913	34,980
Prepaid expenses (1)	16,125	38,524
Prepaid and input VAT	38,890	23,487
Deposits (2)	4,381	10,775
Interest receivables	6,536	2,930
Staff advances	374	416
Other receivables	1,902	10,525
Others	4,354	12,430
Total	117,637	176,349

(1)	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.
(2)	Represented rental deposits and deposits for search engine marketing activities which all being refundable within one year.